Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3) - Level 3 [Member] - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3) [Line Items]
Balance	$ 81,678	$ 80,781
Balance	2,950	795
Total realized and unrealized profits (losses)
Included in statements of income	(196)	827
Included in statements of income	1,012	2,155
Included in other comprehensive income	3,087	70
Included in other comprehensive income
Purchases, issuances, and loans (net)
Purchases, issuances, and loans (net)
Level transfer	(7,111)
Level transfer	(1,202)
Balance	77,458	81,678
Balance	2,760	2,950
Total profits or losses included in comprehensive income that are attributable to change in unrealized profit (losses) related to assets or liabilities	(4,220)	897
Total profits or losses included in comprehensive income that are attributable to change in unrealized profit (losses) related to assets or liabilities	$ (190)	$ 2,155